SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of share capital

	December 31, 2023		December 31, 2022
	Quantity	(%)	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.76	367,612,329	27.01
Controller	196,065,636	14.81	195,064,797	14.33
Managements and related persons	32,105,783	2.42	34,102,309	2.51
Alden Fundo de Investimento em Ações	26,154,744	1.98	26,154,744	1.91
	621,938,492	46.97	622,934,179	45.76
Treasury (Note 25.5)	34,765,600	2.63	51,911,569	3.81
Other shareholders	667,413,523	50.40	686,417,836	50.43
	1,324,117,615	100.00	1,361,263,584	100.00

Schedule of calculation of mandatory minimum dividends

	December, 31 2023	December, 31 2022

Accounting EBITDA	19,537,398	29,630,671
Non-recurring and/or non-cash items	(1,264,428)	(1,435,769)
Adjusted EBTIDA	18,272,970	28,194,902
Capex Maintenance (Sustain)	(6,706,367)	(5,631,234)
GCO = Adjusted EBTIDA - Capex Maintenance	11,566,603	22,563,668

Dividends (10%) - Art. 26, "c" of the Bylaws	1,156,660	2,256,367
Interest on own capital distributed and dividends (1)	1,500,000	2,350,000
Withholding income tax	(190,119)
Interest on own capital distributed in excess (2)	(153,221)
Additional dividends		(93,633)

(1)On December 31, 2023, refers to Interest on own capital (Note 1.2.7).
(2)Considering that the distribution of Interest on own capital in the year ending in 2023 exceeded the minimum mandatory dividends, the Company does not expect to propose additional dividends at the next shareholders' meeting.

Schedule of other reserves
These are changes that occur in shareholders’ equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

	Debenture conversion 5th issue	Actuarial loss	Exchange variation and fair value of financial assets	Exchange variation on conversion of financial statements of foreign subsidiaries	Deemed cost	Total

Balances at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907
Actuarial loss		(7,608)				(7,608)
Loss on conversion of financial assets and fair value			(5,681)			(5,681)
Loss on conversion of financial statements and on foreign investments				(249,093)		(249,093)
Partial realization of deemed cost, net of taxes					(133,009)	(133,009)
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516
Actuarial loss		(84,828)				(84,828)
Loss on conversion of financial assets and fair value			(865)			(865)
Gain on conversion of financial statements and on foreign investments				5,178		5,178
Partial realization of deemed cost, net of taxes					(100,705)	(100,705)
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value

Balances at December 31, 2021	12,042,004	18.13	218,265	656,530
Exercised	(130,435)	18.13	(2,365)	(8,156)
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010

Schedule of result absorption

	Limit on share capital%	Distribution of results		Reserve balances
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Realization of deemed cost, net of taxes		(100,705)	(133,009)
Tax incentive reserve		118,959	66,871	998,237	879,278
Legal reserve	20%	443,010	1,169,080	1,847,109	1,404,099
Capital increase reserve	80%	10,911,226	17,937,885	15,670,952	19,732,050
Special statutory reserve	20%	1,212,358	1,993,098	1,887,576	2,192,442
Investment reserve				14,972,324
Capital reserve				26,744	18,425
Unclaimed dividends forfeited			(2,308)
Proposed minimum mandatory dividends			2,256,367
Proposed additional dividend			93,633
Interest on own capital		1,500,000
		14,084,848	23,381,617	35,402,942	24,226,294